Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

NOTE 17. SUBSEQUENT EVENTS

In December 2019, there was an outbreak of the novel coronavirus (COVID-19) in China that has since spread to many other regions of the world. The outbreak was subsequently labeled as a global pandemic by the World Health Organization in March 2020. It is anticipated that the COVID-19 outbreak may ultimately have a material adverse impact on the Company’s results of operations, financial position and cash flow in 2020 including, but not limited to:

Transportation delays and cost increases, more extensive travel restrictions, closures or disruptions of businesses and facilities or social, economic, political or labor instability in the affected areas, may impact the Company’s customers’ operations. Customers may not be able to repay their loans on time due to lack of capital.

The extent of the impact of COVID-19 on the Company’s operations and financial results depends on future developments and is highly uncertain due to the unknown duration and severity of the outbreak. The situation is changing rapidly and future impacts may materialize that are not yet known. The Company continues to monitor the situation closely and may implement further measures to provide additional financial flexibility and improve the Company’s cash position and liquidity.

On April 9, 2020, the Company entered into subscription agreements with three accredited investors for the sale and issuance of two million shares (2,000,000) ordinary shares of the Company, $0.001 par value per share (“Ordinary Shares”) at a per-share price of $0.40 for aggregate gross proceeds of $800,000 (the “Private Placement). The subscription agreements contain customary representations, warranties and agreements by the Company and customary conditions to closing. The Company closed the Private Placement on May 12, 2020 and intend to use the funds for working capital. No brokers or placement agents was involved. Our Private Placement is exempt from the registration requirements of Section 5 of the Securities Act of 1933, as amended (the “Securities Act”), in reliance on Section 4(a)(2) thereof and/or Rule 506 of Regulation D and Regulation S thereunder, each as promulgated by the Securities and Exchange Commission (the “Commission”).